JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com

July 24, 2013

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”)
File Nos. 33-50390 and 811-07076

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on July 19, 2013.

Very truly yours, /s/Jennifer M. Goodman Attorney at Law

Enclosures